Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ (601)	€ 131	€ (6,483)
Change in asset ceiling excluding amounts included in finance cost	(38)	(6)	(184)
Actuarial gains/(losses) arising from changes in demographic assumptions	26	98	(24)
Actuarial gains/(losses) arising from changes in financial assumptions	903	(552)	6,914
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	28	(416)	(760)
Total of defined benefit costs recognised in other comprehensive income	€ 318	€ (745)	€ (537)